Financial instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Financial Assets

(in €‘000)	Notes	At amortized cost	Fair value through PL	Fair value through OCI	Total book value	Total fair value
As at December 31, 2021
Non-current other financial assets	12	18,887	695	—	19,582	19,582
Current other financial assets	12	—	30,400	—	30,400	30,400
Trade and other receivables		41,063	—	—	41,063	41,063
Cash and cash equivalents		24,652	—	—	24,652	24,652
Total		84,602	31,095	—	115,697	115,697
As at June 30, 2022
Non-current other financial assets	12	61,861	2,754	41,984	64,615	64,615
Current other financial assets	12	—	—	—	—	—
Trade and other receivables		28,386	—	—	28,386	28,386
Cash and cash equivalents		29,775	—	—	29,775	29,775
Total		120,022	2,754	41,984	122,776	122,776

(in €‘000)	Notes	At amortized cost	Fair value through PL	Total book value	Total fair value
As at December 31, 2020
Non-current other financial assets	18	16,324	102	16,426	16,426
Trade and other receivables	19	24,366	—	24,366	24,366
Cash and cash equivalents	21	8,274	—	8,274	8,274
Total		48,964	102	49,066	49,066

As at December 31, 2021
Non-current other financial assets	18	18,887	695	19,582	19,582
Current other financial assets	18	—	30,400	30,400	30,400
Trade and other receivables	19	41,063	—	41,063	41,063
Cash and cash equivalents	21	24,652	—	24,652	24,652
Total		84,602	31,095	115,697	115,697

Summary of Financial Liabilities

(in €‘000)	Notes	At amortized cost	Fair value through PL	Total book value	Total fair value
As at December 31, 2021
Borrowings	14	213,128	—	213,128	271,370
Non-current lease liabilities		26,097	—	26,097	N/A
Current lease liabilities		5,520	—	5,520	N/A
Trade and other payables		24,072	—	24,072	24,072
Total		268,817	—	268,817	295,442
As at June 30, 2022
Borrowings	14	137,960	—	137,960	98,709
Non-current lease liabilities		30,402	—	30,402	N/A
Current lease liabilities		6,224	—	6,224	N/A
Trade and other payables		41,280	—	41,280	41,280
Warrant Liabilities	15	—	6,713	6,713	6,713
Other financial liabilities	16	39,456	—	39,456	39,456
Total		255,322	6,713	262,035	186,158

(in €‘000)	Notes	At amortized cost	Total book value	Total fair value

As at December 31, 2020
Borrowings	24	159,610	159,610	257,075
Non-current lease liabilities	16	12,077	12,077	N/A
Current lease liabilities	16	1,826	1,826	N/A
Trade and other payables	26	12,627	12,627	12,627
Total		186,140	186,140	269,702

As at December 31, 2021
Borrowings	24	213,128	213,128	271,370
Non-current lease liabilities	16	26,097	26,097	N/A
Current lease liabilities	16	5,520	5,520	N/A
Trade and other payables	26	24,072	24,072	24,072
Total		268,817	268,817	295,442